Income Taxes - Summary of Income Tax Recognised in Profit or Loss (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense/(benefit)
In respect of the current period			$ 462,713
Adjustments for prior periods			(54,711)
Income tax expense recognised in profit or loss		$ 0	408,002
Loss before income tax	$ (31,590,582)	(16,971,289)	(46,657,535)
Income tax benefit calculated at the statutory rate	(5,370,399)	(2,885,119)	(7,931,781)
Tax effect of income not taxable in determining taxable income	(464,439)
Non-deductible expenses in determining taxable income	648,651	84,196	4,115,850
Tax credits for research and development expenditures	(1,467,816)	(521,234)	(2,474,280)
Unrecognised loss carryforwards	6,044,928	3,022,607	5,980,036
Effect of different tax rates of group entities operating in other jurisdictions	$ 609,075	$ 299,550	322,888
Withholding tax			$ 450,000